DECOMISSIONING PROVISION (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of decommissioning provisions

($ millions)	2025	2024
Balance at January 1	432	342
Unwinding of discount rate	25	20
Change in rates	(8)	49
Provisions settled in the period	(8)	(10)
Acquisition (Note 4)	—	52
Disposition	(19)	(17)
Change in cost estimates and other	126	(4)
Total	548	432
Current portion of provision(1)	8	6
Balance at December 31	540	426
(1)    Included in trade payables and other on the Consolidated Statement of Financial Position.